UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of June 30, 2016 (Unaudited)

Deutsche Small Cap Growth Fund

	Shares	Value ($)
Common Stocks 95.6%
Consumer Discretionary 18.8%
Auto Components 3.9%
Fox Factory Holding Corp.*	110,413	1,917,874
Gentherm, Inc.*	46,423	1,589,988
Tenneco, Inc.*	38,960	1,815,925
		5,323,787
Diversified Consumer Services 1.9%
Bright Horizons Family Solutions, Inc.*	10,600	702,886
K12, Inc.*	148,729	1,857,625
		2,560,511
Hotels, Restaurants & Leisure 7.4%
Buffalo Wild Wings, Inc.* (a)	14,315	1,989,069
Del Taco Restaurants, Inc.*	145,222	1,321,520
Fogo De Chao, Inc.* (a)	69,200	903,752
Jack in the Box, Inc.	29,046	2,495,632
La Quinta Holdings, Inc.*	63,901	728,472
Red Robin Gourmet Burgers, Inc.* (a)	27,428	1,300,910
Zoe's Kitchen, Inc.*	41,522	1,506,003
		10,245,358
Household Durables 1.9%
CalAtlantic Group, Inc. (a)	20,799	763,531
iRobot Corp.* (a)	54,076	1,896,986
		2,660,517
Media 0.8%
Sinclair Broadcast Group, Inc. "A" (a)	37,522	1,120,407
Specialty Retail 2.9%
Burlington Stores, Inc.*	25,357	1,691,566
Outerwall, Inc. (a)	16,104	676,368
The Children's Place, Inc. (a)	20,606	1,652,189
		4,020,123
Consumer Staples 3.1%
Food & Staples Retailing 2.4%
Casey's General Stores, Inc.	17,691	2,326,543
United Natural Foods, Inc.*	21,996	1,029,413
		3,355,956
Food Products 0.7%
Hain Celestial Group, Inc.*	19,435	966,891
Energy 2.7%
Energy Equipment & Services 0.9%
Dril-Quip, Inc.*	8,798	514,067
Patterson-UTI Energy, Inc.	36,400	776,048
		1,290,115
Oil, Gas & Consumable Fuels 1.8%
Diamondback Energy, Inc.*	6,283	573,073
Gulfport Energy Corp.*	18,931	591,783
Matador Resources Co.* (a)	49,153	973,229
Western Refining, Inc.	14,606	301,322
		2,439,407
Financials 7.8%
Banks 5.3%
Banco Latinoamericano de Comercio Exterior SA "E" (a)	45,975	1,218,338
FCB Financial Holdings, Inc. "A"* (a)	44,098	1,499,332
Pinnacle Financial Partners, Inc.	29,208	1,426,811
South State Corp. (a)	19,501	1,327,043
Talmer Bancorp., Inc. "A"	48,073	921,559
TriState Capital Holdings, Inc.*	70,040	961,649
		7,354,732
Capital Markets 0.8%
Moelis & Co. "A"	44,408	999,180
Real Estate Investment Trusts 1.7%
National Storage Affiliates Trust (REIT)	34,033	708,567
Urban Edge Properties (REIT) (a)	55,800	1,666,188
		2,374,755
Health Care 21.6%
Biotechnology 5.6%
Aimmune Therapeutics, Inc.*	63,800	690,316
Ligand Pharmaceuticals, Inc.* (a)	16,890	2,014,470
Neurocrine Biosciences, Inc.*	20,811	945,860
Retrophin, Inc.*	124,403	2,215,618
Spectrum Pharmaceuticals, Inc.* (a)	283,839	1,864,822
		7,731,086
Health Care Equipment & Supplies 2.4%
Integra LifeSciences Holdings Corp.*	20,400	1,627,512
Orthofix International NV*	40,002	1,696,085
		3,323,597
Health Care Providers & Services 8.2%
BioScrip, Inc.* (a)	558,600	1,424,430
Centene Corp.*	30,601	2,183,994
Kindred Healthcare, Inc.	135,363	1,528,248
Molina Healthcare, Inc.* (a)	36,527	1,822,697
Providence Service Corp.*	70,812	3,178,043
RadNet, Inc.*	137,500	734,250
Teladoc, Inc.* (a)	27,600	442,152
		11,313,814
Life Sciences Tools & Services 1.6%
PAREXEL International Corp.*	36,105	2,270,282
Pharmaceuticals 3.8%
Flamel Technologies SA (ADR)*	213,149	2,289,220
Medicines Co.* (a)	33,650	1,131,650
Orexigen Therapeutics, Inc.*	476,200	204,766
Pacira Pharmaceuticals, Inc.*	47,536	1,603,389
		5,229,025
Industrials 14.6%
Aerospace & Defense 1.7%
DigitalGlobe, Inc.*	47,332	1,012,432
HEICO Corp.	21,268	1,420,915
		2,433,347
Airlines 0.4%
JetBlue Airways Corp.* (a)	34,474	570,889
Building Products 0.9%
Masonite International Corp.*	18,500	1,223,590
Construction & Engineering 1.2%
Primoris Services Corp.	85,516	1,618,818
Electrical Equipment 2.2%
AZZ, Inc.	37,749	2,264,185
Thermon Group Holdings, Inc.*	38,476	739,124
		3,003,309
Machinery 5.3%
Altra Industrial Motion Corp. (a)	33,341	899,540
John Bean Technologies Corp.	30,614	1,874,189
Manitowoc Foodservice, Inc.* (a)	75,600	1,332,072
WABCO Holdings, Inc.*	15,746	1,441,861
Watts Water Technologies, Inc. "A"	31,787	1,851,911
		7,399,573
Marine 0.6%
Kirby Corp.*	12,600	786,114
Professional Services 1.5%
On Assignment, Inc.*	55,604	2,054,568
Road & Rail 0.8%
Swift Transportation Co.* (a)	74,341	1,145,595
Information Technology 22.5%
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	55,761	2,403,299
IPG Photonics Corp.* (a)	19,964	1,597,120
		4,000,419
Internet Software & Services 4.5%
CoStar Group, Inc.* (a)	8,422	1,841,555
LogMeIn, Inc.*	25,810	1,637,128
WebMD Health Corp.* (a)	37,859	2,199,986
Xactly Corp.*	40,500	518,805
		6,197,474
IT Services 5.4%
Cardtronics, Inc.* (a)	58,866	2,343,455
Euronet Worldwide, Inc.*	21,100	1,459,909
MAXIMUS, Inc.	44,358	2,456,103
WNS Holdings Ltd. (ADR)*	46,597	1,258,119
		7,517,586
Semiconductors & Semiconductor Equipment 3.8%
Advanced Energy Industries, Inc.*	73,562	2,792,414
Inphi Corp.*	51,100	1,636,733
Mellanox Technologies Ltd.*	17,200	824,912
		5,254,059
Software 5.9%
Aspen Technology, Inc.* (a)	62,713	2,523,571
Proofpoint, Inc.* (a)	34,541	2,179,192
TiVo, Inc.*	167,556	1,658,804
Tyler Technologies, Inc.*	6,406	1,067,944
Ultimate Software Group, Inc.* (a)	3,695	777,022
		8,206,533
Materials 4.5%
Chemicals 2.9%
A. Schulman, Inc.	45,540	1,112,087
Minerals Technologies, Inc.	30,901	1,755,177
Trinseo SA	26,552	1,139,877
		4,007,141
Construction Materials 0.8%
Eagle Materials, Inc.	14,423	1,112,734
Metals & Mining 0.8%
United States Steel Corp. (a)	68,800	1,159,968
Total Common Stocks (Cost $122,678,418)		132,271,260
Convertible Preferred Stock 0.2%
Health Care
Providence Service Corp., 5.5% (Cost $212,100)	2,121	238,639
Securities Lending Collateral 27.9%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $38,637,439)	38,637,439	38,637,439
Cash Equivalents 4.3%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $5,887,747)	5,887,747	5,887,747
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $167,415,704) †	128.0	177,035,085
Other Assets and Liabilities, Net	(28.0)	(38,680,123)

Net Assets	100.0	138,354,962

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $168,135,696. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $8,899,389. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,269,691 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,370,302.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $37,970,952, which is 27.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$132,271,260	$—	$—	$132,271,260
Convertible Preferred Stock	—	—	238,639	238,639
Short-Term Investments (d)	44,525,186	—	—	44,525,186
Total	$176,796,446	$—	$238,639	$177,035,085

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Growth Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016